Share Incentive Plan - Schedule of Inputs to the Model Used (Details) - Share Incentive Plan [Member]	Dec. 06, 2023	Apr. 21, 2023	Oct. 01, 2022	Jul. 01, 2022	Apr. 01, 2022	Jan. 01, 2022
Share Incentive Plan - Schedule of Inputs to the Model Used (Details) [Line Items]
Dividend yield (%)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility (%)	49.90%	49.68%	48.82%	48.88%	48.78%	48.73%
Risk-free interest rate (%)	4.30%	3.98%	3.98%	3.03%	2.52%	1.66%
Expected life of options (year)	10	10	10	10	10	10